Prepayments and Deposits - Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 5,458	$ 2,641	$ 21,081	$ 2,702
Deposits to supplier	299,310	266,552	477,254	507,367
Total prepaid expenses and deposits	$ 304,993	$ 269,193	$ 498,335	$ 510,069